Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary of other expenses
Dismantling of Minibars	$ (127)		$ (65)
Termination contract with Best Bar see Note 9f	(40)
Other expenses	$ (167)	[1]	$ (65)	[1]

[1]	Note 13